Derivative financial instruments - Disclosure of derivatives held for trading and risk management (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	£ 64,625,859	£ 52,342,870
At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	255,219	302,665
Derivative liabilities held for trading	(249,380)	(288,398)
Derivative financial assets held for hedging	892	311
Derivative liabilities held for risk management	(500)	(808)
Held for risk management
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	212,817	178,628
Held for risk management | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	892	311
Derivative liabilities held for risk management	(500)	(808)
Held for risk management | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	892	311
Derivative liabilities held for risk management	(500)	(808)
Held for risk management | At fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	0	0
Derivative liabilities held for risk management	0	0
Held for risk management | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	212,817	178,628
Held for risk management | Derivative financial assets | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	26,664	10,715
Held for risk management | Derivative financial assets | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	186,153	167,913
Held for risk management | Cash flow hedges | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	642	187
Derivative liabilities held for risk management	(8)	(12)
Held for risk management | Cash flow hedges | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	114,225	94,632
Held for risk management | Fair value hedges | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	140	27
Derivative liabilities held for risk management	(447)	(776)
Held for risk management | Fair value hedges | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	94,859	80,108
Held for risk management | Hedges of net investments | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	110	97
Derivative liabilities held for risk management	(45)	(20)
Held for risk management | Hedges of net investments | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	3,733	3,888
Held for risk management | Foreign exchange derivatives | Cash flow hedges | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	625	175
Derivative liabilities held for risk management	(8)	(12)
Held for risk management | Foreign exchange derivatives | Cash flow hedges | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	17,995	2,000
Held for risk management | Foreign exchange derivatives | Hedges of net investments | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	110	97
Derivative liabilities held for risk management	(45)	(20)
Held for risk management | Foreign exchange derivatives | Hedges of net investments | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	3,733	3,888
Held for risk management | Interest rate derivatives | Cash flow hedges | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	17	12
Derivative liabilities held for risk management	0	0
Held for risk management | Interest rate derivatives | Cash flow hedges | At fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	0	0
Derivative liabilities held for risk management	0	0
Held for risk management | Interest rate derivatives | Cash flow hedges | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	266	266
Held for risk management | Interest rate derivatives | Cash flow hedges | Derivative financial assets | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	95,964	92,366
Held for risk management | Interest rate derivatives | Fair value hedges | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	140	27
Derivative liabilities held for risk management	(447)	(776)
Held for risk management | Interest rate derivatives | Fair value hedges | At fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for hedging	0	0
Derivative liabilities held for risk management	0	0
Held for risk management | Interest rate derivatives | Fair value hedges | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	4,670	4,561
Held for risk management | Interest rate derivatives | Fair value hedges | Derivative financial assets | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	90,189	75,547
Held for trading
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	64,413,042	52,164,242
Held for trading | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	255,219	302,665
Derivative liabilities held for trading	(249,380)	(288,398)
Held for trading | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	215,006	256,728
Derivative liabilities held for trading	(206,888)	(241,553)
Held for trading | At fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,191	3,918
Derivative liabilities held for trading	(5,202)	(4,134)
Held for trading | At fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	35,022	42,019
Derivative liabilities held for trading	(37,290)	(42,711)
Held for trading | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	64,413,042	52,164,242
Held for trading | Derivative financial assets | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	27,256,478	21,746,596
Held for trading | Derivative financial assets | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	28,122,296	22,610,926
Held for trading | Derivative financial assets | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	9,034,268	7,806,720
Held for trading | Foreign exchange derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	87,361	109,320
Derivative liabilities held for trading	(83,139)	(103,519)
Held for trading | Foreign exchange derivatives | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	86,830	108,865
Derivative liabilities held for trading	(82,625)	(103,040)
Held for trading | Foreign exchange derivatives | At fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	529	440
Derivative liabilities held for trading	(512)	(473)
Held for trading | Foreign exchange derivatives | At fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2	15
Derivative liabilities held for trading	(2)	(6)
Held for trading | Foreign exchange derivatives | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	6,735,802	5,906,695
Held for trading | Foreign exchange derivatives | Derivative financial assets | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	6,531,231	5,773,814
Held for trading | Foreign exchange derivatives | Derivative financial assets | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	186,672	113,455
Held for trading | Foreign exchange derivatives | Derivative financial assets | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	17,899	19,426
Held for trading | Interest rate derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	110,165	135,491
Derivative liabilities held for trading	(97,445)	(121,523)
Held for trading | Interest rate derivatives | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	105,405	130,917
Derivative liabilities held for trading	(92,485)	(117,016)
Held for trading | Interest rate derivatives | At fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,936	2,317
Derivative liabilities held for trading	(2,065)	(2,340)
Held for trading | Interest rate derivatives | At fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,824	2,257
Derivative liabilities held for trading	(2,895)	(2,167)
Held for trading | Interest rate derivatives | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	53,559,445	41,982,746
Held for trading | Interest rate derivatives | Derivative financial assets | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	19,684,538	14,938,526
Held for trading | Interest rate derivatives | Derivative financial assets | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	27,074,746	21,390,094
Held for trading | Interest rate derivatives | Derivative financial assets | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	6,800,161	5,654,126
Held for trading | Credit derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	7,662	5,423
Derivative liabilities held for trading	(8,630)	(6,052)
Held for trading | Credit derivatives | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4,936	4,262
Derivative liabilities held for trading	(6,005)	(4,731)
Held for trading | Credit derivatives | At fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,726	1,161
Derivative liabilities held for trading	(2,625)	(1,321)
Held for trading | Credit derivatives | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	1,448,350	1,727,220
Held for trading | Credit derivatives | Derivative financial assets | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	587,472	619,843
Held for trading | Credit derivatives | Derivative financial assets | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	860,878	1,107,377
Held for trading | Equity and stock index derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	48,170	48,656
Derivative liabilities held for trading	(58,318)	(53,489)
Held for trading | Equity and stock index derivatives | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	17,791	12,670
Derivative liabilities held for trading	(25,769)	(16,715)
Held for trading | Equity and stock index derivatives | At fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	30,379	35,986
Derivative liabilities held for trading	(32,549)	(36,774)
Held for trading | Equity and stock index derivatives | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	2,465,548	2,334,615
Held for trading | Equity and stock index derivatives | Derivative financial assets | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	448,503	410,002
Held for trading | Equity and stock index derivatives | Derivative financial assets | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	2,017,045	1,924,613
Held for trading | Commodity derivatives | At fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,861	3,775
Derivative liabilities held for trading	(1,848)	(3,815)
Held for trading | Commodity derivatives | At fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	44	14
Derivative liabilities held for trading	(4)	(51)
Held for trading | Commodity derivatives | At fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,817	3,761
Derivative liabilities held for trading	(1,844)	(3,764)
Held for trading | Commodity derivatives | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	203,897	212,966
Held for trading | Commodity derivatives | Derivative financial assets | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	4,734	4,411
Held for trading | Commodity derivatives | Derivative financial assets | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	£ 199,163	£ 208,555